Consolidated Statements Of Income (Parenthetical) (USD $) In Millions	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Consolidated Statements Of Income
Income (loss) from discontinued operations, tax expense (benefit)	$ (50)	$ 481	$ 109
Gain on sale of discontinued operations, tax expense	$ 568	$ 74